Income Taxes	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Income Taxes
13.	Income Taxes

The Company’s effective tax rate from continuing operations was (0.2)% and (0.9)% for the three months ended March 31, 2022 and 2021, respectively. The Company’s full allowance in the United States caused the year-to-date effective tax rate to be different from the U.S. federal statutory tax rate.

13.Income Taxes

The components of the loss before income taxes were as follows:

	Year Ended December 31,
	2021	2020
Domestic	$(16,496)	$(9,554)
Foreign	(1,617)	(961)
Loss before provision for income taxes	$(18,113)	$(10,515)

The components of the provision for income taxes are as follows:

	Year Ended December 31,
	2021	2020
Current expense (benefit):
Federal	$—	$(818)
State	50	15
Foreign	—	—
Total current expense (benefit)	$50	$(803)
Deferred expense (benefit):
Federal	$264	$—
State	72	—
Foreign	—	—
Total deferred expense (benefit)	$336	$—
Total provision for (benefit from) income taxes	$386	$(803)

A reconciliation between the Company’s effective tax rate and the applicable U.S. federal statutory income tax rate is summarized as follows:

	Year Ended December 31,
	2021		2020
Tax provision (benefit) at U.S. statutory rate	(3,804)	21.0%	(2,209)	21.0%
State income taxes	(409)	2.3%	(127)	1.2%
Foreign taxes in excess of the U.S. statutory rate	74	(0.4)%	202	(1.9)%
Change of valuation allowance	2,397	(13.2)%	525	(5.0)%
Change in fair value of warrant liabilities.	1,275	(7.1)%	—	—
Share-based compensation	1,548	(8.6)%	779	(7.4)%
Attribute carryback	—	—	(203)	1.9%
Tax credits	(862)	4.8%	—	—
Other	167	(0.9)%	230	(2.2)%
Tax expense (benefit)	386	(2.1)%	(803)	7.6%

Significant components of the Company’s net deferred tax assets are as follows:

	As of December 31,
	2021	2020
Deferred tax assets
Accrued compensation	$3,074	$1,772
Operating lease liability	2,829	3,173
Share-based compensation	804	317
Net operating loss carryforwards	11,187	11,040
Allowance for bad debt	413	395
Interest expense limitation	19	375
Tax credits	862	—
Other	62	145
Total deferred tax assets.	$19,250	$17,217
Deferred tax liabilities
Depreciation and amortization	$(3,089)	$(2,718)
Operating lease assets	(2,148)	(2,306)
Total deferred tax assets (liabilities)	$14,013	$12,193
Valuation allowance	(14,436)	(12,278)
Net deferred tax assets (liabilities)	$(423)	$(85)

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management believes it is more likely than not that the deferred tax assets will not be realized; accordingly, a valuation allowance has been established on U.S. and foreign net deferred tax assets. The Company has a net deferred tax liability as of December 31, 2021 due to indefinite- lived assets that are not amortizable for US GAAP purposes. The valuation allowance increased $2,157 and $10,123 as of December 31, 2021 and 2020, respectively.

As of December 31, 2021, the Company has net operating loss carryforwards for federal income tax purposes of $34,877 available to reduce future income subject to income taxes, of which $11,130 will begin to expire, if not utilized, in fiscal 2037. The remaining amount of federal net operating loss carryforwards will be carried forward indefinitely. In addition, the Company has $30,679 and $13,627 of net operating loss carryforwards available to reduce future taxable income subject to California state income taxes and all other applicable state jurisdictions, respectively. The California net operating loss carryforwards will begin to expire, if not utilized, in fiscal year 2036. The other states’ net operating loss carryforwards will begin to expire, if not utilized, in fiscal year 2037. The foreign net operating loss carryforwards of $505 do not expire.

Changes in our unrecognized tax benefits are summarized as follows:

	As of December 31,
	2021	2020
Beginning Balance	$43	$34
Additions for current year items	115	9
Additions for prior year items	269	—
Reductions for prior year items	—	—
Lapse of statute of limitations	—	—
Ending Balance	$427	$43

The Company accounts for interest and penalties related to unrecognized tax benefits as part of its provision for (benefit from) income taxes on the consolidated statements of operations and comprehensive loss. During the years ended December 31, 2021 and 2020, interest and penalties were immaterial. The Company does not expect any significant change in its unrecognized tax benefits during the next twelve months that would be material to the consolidated financial statements. All of the unrecognized tax benefits would impact the effective tax rate.

The Company files income tax returns for U.S. federal income tax, several U.S. states, and other foreign jurisdictions. The Company’s most significant tax jurisdiction is the United States. The Company’s tax years for 2009 and forward are subject to examination by the federal and state tax authorities. The Company’s tax years for 2011 and forward are subject to examination by the foreign tax authorities. The Company is not currently under examination for income tax in any jurisdiction.

The Company is currently not subject to any income tax audits by federal or state taxing authorities. The statute of limitations for tax liabilities for all years remains open.